UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	5/31/10

FORM N-CSR

Item 1. Reports to Stockholders.

[INSERT REPORT HERE]

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
22	Proxy Results
FOR MORE INFORMATION
Back Cover

Dreyfus Connecticut
Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Connecticut Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors—especially individual investors—perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2010, Dreyfus Connecticut Municipal Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

With the overnight federal funds rate remaining unchanged in a range between 0% and 0.25% during the reporting period, yields of tax-exempt money market instruments stayed at historically low levels.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Connecticut state personal income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In managing the fund,we normally employ two primary strategies.First, we attempt to add value by constructing a portfolio of high-quality municipal money market instruments that provide income exempt from federal and Connecticut state personal income taxes. Second, we actively manage the fund’s weighted average maturity based on our anticipation of interest-rate trends and supply-and-demand changes in Connecticut’s short-term municipal marketplace while anticipating the liquidity needs of the fund.

For example, if we expect an increase in short-term supply, we may reduce the fund’s weighted average maturity, which should better position the fund to purchase new securities with higher yields, if higher

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s weighted average maturity to maintain prevailing yields for as long as we deem appropriate.At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand considerations.

Money Market Yields Hovered Near Historical Lows

The reporting period began in the midst of an economic recovery. Manufacturing activity rebounded and housing prices appeared to bottom, helping to bolster confidence among consumers, businesses and investors.

Still, unemployment remained stubbornly high and the economic rebound has been milder than most previous recoveries. Indeed, new developments during the reporting period, including turmoil in European debt markets, added to ongoing global economic concerns. In light of these challenges, the Federal Reserve Board (the “Fed”) retained its aggressively accommodative monetary policy.

Within the municipal securities market, the supply of variable-rate demand notes and tender option bonds stayed relatively low, due mainly to tighter lending restrictions and credit-rating downgrades. Meanwhile, demand for tax-exempt money market instruments was robust, putting additional downward pressure on yields.

Finally, most states and municipalities have continued to struggle with lower-than-projected tax receipts and greater demand for services, further limiting the supply of instruments meeting our investment criteria. Connecticut faces a roughly $500 million budget deficit for 2010, which it has bridged through a combination of spending cuts and tax increases.

In-House Research Supported Credit Quality

We have proceeded cautiously in this challenging environment. The in-depth, independent research conducted by our credit analysts led us to focus during the reporting period on high-quality, fixed-rate municipal obligations in the six- to nine-month maturity range. We favored instruments backed by pledged tax appropriations or revenues from facilities providing essential services. We generally shied away from instruments issued by entities that depend heavily on state aid.

With interest rates near historical lows, municipal money market funds generally have maintained short weighted average maturities compared to historical norms.The fund was no exception, as we set its weighted average maturity in a range that was roughly in line with industry averages. In addition, we prepared the fund for new government regulations that took effect during the reporting period, including a reduction in the fund’s maximum weighted average maturity from 90 days to 60 days.

Safety and Liquidity Remain Paramount

The Fed has repeatedly indicated that it is likely to keep short-term interest rates near historical lows for an extended period.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity.

However, we expect the supply of newly issued tax-exempt money market instruments to trend higher in the months ahead, which could support higher yields.We also are mindful that, when the Fed eventually begins to raise the federal funds rate, a relatively defensive maturity-management strategy may enable the fund to capture higher yields more quickly as they become available.

June 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Connecticut Municipal Money Market Fund, Inc. from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010

Expenses paid per $1,000†	$1.80
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010

Expenses paid per $1,000†	$1.82
Ending value (after expenses)	$1,023.14

† Expenses are equal to the fund’s annualized expense ratio of .36%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—100.3%	Rate (%)	Date	Amount ($)		Value ($)
Berlin,
GO Notes, Refunding	2.00	10/1/10	615,000		618,059
Bridgeport,
GO Notes, TAN	1.50	8/12/10	3,500,000		3,506,545
Connecticut,
GO Notes	3.50	12/1/10	1,000,000		1,015,447
Connecticut,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.30	6/7/10	2,175,000	[a]	2,175,000
Connecticut,
Special Tax Obligation
(Transportation
Infrastructure Purposes)	5.00	7/1/10	300,000		301,036
Connecticut Development Authority,
Airport Hotel Revenue,
Refunding (Bradley Airport
Hotel Project) (LOC; TD Bank)	0.29	6/7/10	8,485,000	[a]	8,485,000
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; Wachovia Bank)	0.46	6/7/10	980,000	[a]	980,000
Connecticut Development Authority,
IDR (Lapham-Hickey Steel
Corporation Project) (LOC;
Bank of Montreal)	0.56	6/7/10	4,995,000	[a]	4,995,000
Connecticut Development Authority,
Water Facility Revenue,
Refunding (Connecticut Water
Company Project) (LOC; RBS
Citizens NA)	0.57	6/7/10	2,125,000	[a]	2,125,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Bradley Health Care Issue)
(LOC; Bank of America)	0.29	6/7/10	200,000	[a]	200,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (LOC;
Comerica Bank)	0.35	6/7/10	10,240,000	[a]	10,240,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hamden Hall Country Day
School Issue) (LOC; RBS
Citizens NA)	0.38	6/7/10	3,900,000	[a,b]	3,900,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital of Saint Raphael
Issue) (LOC; KBC Bank)	0.33	6/7/10	10,000,000	[a]	10,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Masonicare Issue) (LOC;
Wachovia Bank)	0.26	6/1/10	900,000	[a]	900,000
Connecticut Health and Educational
Facilities Authority, Revenue
(PUTTERS Program) (Salisbury
School Issue) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.39	6/7/10	1,500,000	[a,b,c]	1,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children’s School Issue)
(LOC; JPMorgan Chase Bank)	0.33	6/7/10	5,590,000	[a,b]	5,590,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Hotchkiss School Issue)
(Liquidity Facility; Northern
Trust Company)	0.22	6/7/10	4,930,000	[a,b]	4,930,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Marvelwood School Issue)
(LOC; Wachovia Bank)	0.34	6/7/10	4,545,000	[a,b]	4,545,000
Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon, Inc. Issue) (LOC;
Wachovia Bank)	0.34	6/7/10	5,235,000	[a]	5,235,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Bridgeport
Issue) (LOC; Banco Santander)	0.45	6/7/10	5,700,000	[a,b]	5,700,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	0.29	6/7/10	5,000,000	[a,b]	5,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.34	6/7/10	5,905,000	[a,b]	5,905,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westover School Issue)
(LOC; TD Bank)	0.25	6/7/10	4,280,000	[a,b]	4,280,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.23	6/1/10	5,500,000	[a,b]	5,500,000
Connecticut Housing Finance
Authority, GO Notes (Housing
Mortgage Finance Program)
(Liquidity Facility; State
Street Bank and Trust Co.)	0.28	6/1/10	4,800,000	[a]	4,800,000
Hartford,
GO Notes, BAN	2.50	4/14/11	1,000,000		1,017,452
Plainville,
GO Notes, BAN	2.00	10/28/10	5,000,000		5,026,955
Stratford,
GO Notes, BAN	1.00	12/15/10	3,800,000		3,812,640
Torrington,
GO Notes, BAN	1.50	12/1/10	2,000,000		2,010,738

Total Investments (cost $114,293,872)			100.3%		114,293,872
Liabilities, Less Cash and Receivables			(.3%)		(327,438)
Net Assets			100.0%		113,966,434

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At May 31, 2010, the fund had $46,850,000 or 41.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, this security amounted to $1,500,000 or 1.3% of net assets.

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	93.1
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	1.4
Not Rated[e]		Not Rated[e]		Not Rated[e]	5.5
					100.0

†	Based on total investments.
d	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	114,293,872	114,293,872
Cash		2,188,607
Receivable for investment securities sold		1,000,046
Interest receivable		121,448
Prepaid expenses		19,105
		117,623,078
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		36,083
Payable for investment securities purchased		3,506,545
Payable for shares of Common Stock redeemed		64,320
Accrued expenses		49,696
		3,656,644
Net Assets ($)		113,966,434
Composition of Net Assets ($):
Paid-in capital		113,966,641
Accumulated net realized gain (loss) on investments		(207)
Net Assets ($)		113,966,434
Shares Outstanding
(1 billion shares of $.001 par value Common Stock authorized)		113,978,084
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	265,162
Expenses:
Management fee—Note 2(a)	363,284
Shareholder servicing costs—Note 2(b)	42,466
Professional fees	37,224
Registration fees	11,222
Custodian fees—Note 2(b)	10,809
Prospectus and shareholders’ reports	8,091
Directors’ fees and expenses—Note 2(c)	6,960
Miscellaneous	13,530
Total Expenses	493,586
Less—reduction in expenses due to undertaking—Note 2(a)	(228,364)
Less—reduction in fees due to earnings credits—Note 1(b)	(72)
Net Expenses	265,150
Investment Income—Net	12
Net Realized and Unrealized Gain (Loss) on Investments—Note 1(b) ($) (207)
Net (Decrease) in Net Assets Resulting from Operations	(195)

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009
Operations ($):
Investment income—net	12	382,171
Net realized gain (loss) on investments	(207)	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	(195)	382,171
Dividends to Shareholders from ($):
Investment income—net	(12)	(382,243)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	113,949,467	383,084,255
Dividends reinvested	12	366,867
Cost of shares redeemed	(170,114,536)	(417,842,540)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(56,165,057)	(34,391,418)
Total Increase (Decrease) in Net Assets	(56,165,264)	(34,391,490)
Net Assets ($):
Beginning of Period	170,131,698	204,523,188
End of Period	113,966,434	170,131,698

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months						Two Months
	Ended					Ended	Year Ended
May 31, 2010			Year Ended November 30,		November 30,		September 30,
(Unaudited)		2009	2008	2007	2006	2005[a]	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment
income—net	.000[b]	.002	.019	.030	.027	.003	.014
Distributions:
Dividends from
investment
income—net	(.000)[b]	(.002)	(.019)	(.030)	(.027)	(.003)	(.014)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[c,d]	.18	1.96	3.05	2.73	2.09[d]	1.44
Ratios/Supplemental
Data (%):
Ratio of total
expenses to
average net assets	.68[d]	.66	.64	.66	.68	.72[d]	.67
Ratio of net
expenses to
average net assets	.36[d]	.60	.63	.64	.65	.65[d]	.65
Ratio of net
investment
income to
average net assets	.00[c,d]	.18	1.90	3.01	2.70	2.09[d]	1.44
Net Assets,
end of period
($ x 1,000)	113,966 170,132		204,523	185,726 137,772		149,417	156,172

a	The fund changed its fiscal year end from September 30 to November 30.
b	Amount represents less than $.001 per share.
c	Amount represents less than .01%.
d	Annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies

Dreyfus Connecticut Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and Connecticut state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	114,293,872
Level 3—Significant Unobservable Inputs	—
Total	114,293,872
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2009 was as follows: tax exempt income $382,171 and ordinary income $72.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $228,364 during the period ended May 31, 2010.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2010, the fund was charged $24,283 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged $11,960 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $1,188 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $72.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $10,809 pursuant to the custody agreement.

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $54,503, custodian fees $7,522, chief compliance officer fees $3,656 and transfer agency per account fees $5,850, which are offset against an expense reimbursement currently in effect in the amount of $35,448.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2010, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $16,860,000 and $40,630,000, respectively.

The Fund 21

PROXY RESULTS (Unaudited)

Dreyfus Connecticut Municipal Money Market Fund, Inc. held a special meeting of shareholders on February 12, 2010.The proposals considered at the meeting and the results are as follows:

			Shares
		For	Against	Abstain
1.	To approve amending the
	fund’s fundamental policy
	regarding borrowings	72,006,835	27,455,419	6,108,475
2.	To approve amending the
	fund’s fundamental policy
	regarding lending	71,055,749	28,423,597	6,091,383
3.	To approve amending the
	fund’s fundamental policy
	to permit investment in
	other investment companies	73,487,028	25,451,849	6,631,852

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2010

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6